Financial - risk management objectives and policies (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007
Financial - risk management [Line Items]
Total	$ 83,991	$ 40,110
Minera Yanacocha SRL and subsidiary [Member]
Financial - risk management [Line Items]
Accounts payable	53,070	44,634	$ 43,108
Accounts payable to related parties		9,052	9,962
Remuneration and similar benefits payable		8,516	$ 27,419
Total	$ 80,489	$ 62,202